Our financial performance by segment	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Our financial performance by segment	1 Our financial performance by segment
Our management structure is based on product groups (PG) together with global support functions whose leaders make up the Executive
Committee. The Executive Committee members each report directly to our Chief Executive who is the chief operating decision maker (CODM) and is responsible for allocating resources and assessing performance of the operating segments. The CODM’s primary measure of profit is underlying
EBITDA.
The Copper reportable segment has been adjusted to reflect a change in management responsibility for the Simandou iron ore project in Guinea
(Simandou) to the Chief Technical Officer for the build phase of this project. As a result, Simandou is now included in "Other Operations", which is below reportable segments in our segmental analysis. Prior year comparatives have been adjusted accordingly.
Our reportable segments are as follows:

Reportable segment	Principal activities
Iron Ore	Iron ore mining and salt and gypsum production in Western Australia.
Aluminium	Bauxite mining; alumina refining; aluminium smelting.
Copper	Mining and refining of copper, gold, silver, molybdenum, other by-products and exploration activities.
Minerals
Includes mining and processing of borates, titanium dioxide feedstock, and iron concentrate and pellets from the Iron Ore Company of
Canada. Also includes diamond mining, sorting and marketing and development projects for battery materials, such as lithium.

	2023
	Segmental revenue US$m	Underlying EBITDA US$m	Capital expenditure(a) US$m
Iron Ore	32,249	19,974	2,588
Aluminium	12,285	2,282	1,331
Copper	6,678	1,904	1,976
Minerals	5,934	1,414	746
Reportable segments total	57,146	25,574	6,641
Other operations	142	(578)	323
Inter-segment transactions	(231)	8
Share of equity accounted units(b)	(3,016)
Central pension costs, share-based payments, insurance and derivatives		168
Restructuring, project and one-off costs		(190)
Central costs		(990)
Central exploration and evaluation expenditures		(100)
Proceeds from disposal of property, plant and equipment			9
Other items			113
Consolidated sales revenue/Purchases of property, plant and equipment and intangible assets	54,041		7,086
Underlying EBITDA		23,892
(a)Capital expenditure for reportable segments includes the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations.
(b)Consolidated sales revenue includes subsidiary sales of US$20 million (2022: US$50 million; 2021: US$44 million) to equity accounted units which are not included in segmental revenue.
Segmental revenue includes the Group’s proportionate share of product sales by equity accounted units (after adjusting for sales to subsidiaries) of US$3,036 million (2022: US$2,900 million;
2021: US$3,117 million) which are not included in consolidated sales revenue.
1 Our financial performance by segment continued

	2022 Adjusted(a)			2021 Adjusted(a)
	Segmental revenue US$m	Underlying EBITDA US$m	Capital expenditure(b) US$m	Segmental revenue US$m	Underlying EBITDA US$m	Capital expenditure(b) US$m
Iron Ore	30,906	18,612	2,940	39,582	27,592	3,947
Aluminium	14,109	3,672	1,377	12,695	4,382	1,300
Copper	6,699	2,565	1,622	7,827	4,027	1,328
Minerals	6,754	2,419	679	6,481	2,603	644
Reportable segments total	58,468	27,268	6,618	66,585	38,604	7,219
Other operations	192	(205)	53	251	(86)	(13)
Inter-segment transactions	(256)	24		(268)	42
Share of equity accounted units(c)	(2,850)			(3,073)
Central pension costs, share-based payments, insurance and derivatives		377			110
Restructuring, project and one-off costs		(173)			(80)
Central costs		(766)			(613)
Central exploration and evaluation expenditures		(253)			(257)
Proceeds from disposal of property, plant and equipment			—			61
Other items			79			117
Consolidated sales revenue/Purchases of property, plant and equipment and intangible assets	55,554		6,750	63,495		7,384
Underlying EBITDA		26,272			37,720
(a)Comparative information has been adjusted to reflect the movement of the Simandou iron ore project from the "Copper" reportable segment to "Other operations".
(b)Capital expenditure for reportable segments includes the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations.
(c)Consolidated sales revenue includes subsidiary sales of US$20 million (2022: US$50 million; 2021: US$44 million) to equity accounted units which are not included in segmental revenue.
Segmental revenue includes the Group’s proportionate share of product sales by equity accounted units (after adjusting for sales to subsidiaries) of US$3,036 million (2022: US$2,900 million;
2021: US$3,117 million) which are not included in consolidated sales revenue.
Segmental revenue
Segmental revenue includes consolidated sales revenue plus the equivalent sales revenue of equity accounted units in proportion to our equity interest (after adjusting for sales to/from subsidiaries).
Segmental revenue measures revenue on a basis that is comparable to our underlying EBITDA metric.
Other segmental reporting
For further information relating to Revenue by destination and product and Non-operating assets by geography, refer to note 6 on page 183 and Our operating assets section on page 187, respectively.
Underlying EBITDA
Underlying EBITDA represents profit before taxation, net finance items, depreciation and amortisation adjusted to exclude the EBITDA impact of items which do not reflect the underlying performance of our reportable segments.

Other relevant judgements - Exclusions from underlying EBITDA
Items excluded from profit after tax are those gains and losses that, individually or in aggregate with similar items, are of a nature and size to require exclusion in order to provide additional insight into the underlying business performance. The following items are excluded from profit after tax in arriving at underlying EBITDA in each year irrespective of materiality:
–Depreciation and amortisation in subsidiaries and equity accounted units;
–Taxation and finance items in equity accounted units;
–Taxation and finance items relating to subsidiaries;
–Unrealised gains/(losses) on embedded derivatives not qualifying for hedge accounting;
–Net gains/(losses) on disposal of interests in subsidiaries;
–Impairment charges net of reversals;
–The underlying EBITDA of discontinued operations;
–Adjustments to closure provisions where the adjustment is associated with an impairment charge and for legacy sites where the disturbance or environmental contamination relates to the pre-acquisition period.
In addition, there is a final judgemental category which includes, where applicable, other credits and charges that, individually or in aggregate if of a similar type, are of a nature or size to require exclusion in order to provide additional insight into underlying business performance. In
2023, this includes all re-estimates of the closure provisions for fully impaired sites identified in the second half of the year due to the materiality of the adjustment in aggregate. In 2022 this category included the gain recognised by Kitimat relating to LNG Canada's project and the gain recognised upon sale of the Cortez royalty. In 2021 the category included the changes in closure estimates at Energy Resources of
Australia and Gove Refinery.

	2023 US$m	2022 US$m Restated(a)	2021 US$m Restated(a)
Profit after tax for the year	9,953	13,048	22,597
Taxation	3,832	5,614	8,236
Profit before taxation	13,785	18,662	30,833
Depreciation and amortisation in subsidiaries excluding capitalised depreciation(b)	4,976	4,871	4,525
Depreciation and amortisation in equity accounted units	484	470	497
Finance items in subsidiaries	1,713	1,846	26
Taxation and finance items in equity accounted units	741	640	759
(Gains)/losses on embedded commodity derivatives not qualifying for hedge accounting (including foreign exchange)	(15)	(6)	51
Impairment charges net of reversals(c)	936	52	269
Gain recognised by Kitimat relating to LNG Canada's project(d)	—	(116)	(336)
Change in closure estimates (non-operating and fully impaired sites)(e)	1,272	180	1,096
Loss on disposal of interests in subsidiary(c)	—	105	—
Gain on sale of the Cortez royalty(f)	—	(432)	—
Underlying EBITDA	23,892	26,272	37,720
(a)Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
(b)Depreciation and amortisation in subsidiaries for the year ended 31 December 2023 is net of capitalised depreciation of US$358 million (2022: US$139 million; 2021: US$172 million).
(c)Refer to note 4 for details.
(d)During 2022, LNG Canada elected to terminate their option to purchase additional land and facilities for expansion of their operations at Kitimat, Canada. The resulting gain was excluded from underlying EBITDA consistent with prior years as it was part of a series of transactions that together were material. On 3 December 2021 we gained control over a new wharf at Kitimat, Canada that was built and paid for by LNG Canada. The gain on recognition was excluded from underlying EBITDA on the grounds of individual magnitude and consistency with the associated impairment charge in 2021. Refer to note 4 for details.
(e)In 2023 the charge includes US$0.9 billion related to the closure provision update announced by Energy Resources of Australia on 12 December 2023 together with the update included in their half year results for the period ended 30 June 2023, published in August. This update was considered material and therefore it was aggregated with other closure study updates (see note 14)
which were similar in nature and have been excluded from underlying EBITDA. The other closure study updates were at legacy sites managed by our central closure team as well as an update at Yarwun alumina refinery which was expensed due to the impairment earlier in the year. In 2022, the charge related to re-estimates of underlying closure cash flows for legacy sites where the environmental damage preceded ownership by Rio Tinto. In 2021, the closure provision increase excluded from underlying earnings was attributable to study updates at Energy Resources of
Australia, Diavik, Gove refinery, and a number of the Group's legacy sites where the environmental damage preceded ownership by Rio Tinto.
(f)On 2 August 2022, we completed the sale of a gross production royalty which was retained following the disposal of the Cortez Complex in 2008. The gain recognised on sale of the royalty was excluded from underlying EBITDA on the grounds of individual magnitude.